Earnings Per Share - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	53,714
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price | $ / shares	$ 10.34